LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

November 26, 2010

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “SEC Commission”) is Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Class I shares to each of Lord Abbett California Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett New Jersey Tax Free Fund and Lord Abbett New York Tax Free Fund (each a “Fund”, collectively, the “Funds”) of the Registrant. The Amendment also reflects certain editorial and other changes.

It is proposed that this filing for the purpose of adding Class I shares to the Funds to become effective on February 1, 2011 pursuant to Rule 485(a)(1). Prior to the proposed February 1, 2011 effective date, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Amendment.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2225 or to Amy Shapiro at (201) 827-2760.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary